Convertible Notes (Tables)	6 Months Ended
Jun. 30, 2026
Convertible Notes [Abstract]
Schedule of Convertible Notes	The major assumptions used in the Monte Carlo Model are as follows:
	Initial Note Issuance		Reporting date		Second Note Issuance		Third Note Issuance		Reporting date
	December 10, 2025		December 31, 2025		May 14, 2026		June 5, 2026		June 30, 2026
Risk-free interest rate	3.5981%		3.5656%		NA	*	4.1321%		4.1892%
Expected life	2 years		1.94 years		2 years		2 years		1.93 years
Share price	$11.4440		$6.1020		$5.6400		$2.9400		$4.3800
Volatility	65.55%		65.98%		NA	*	63.98%		56.28%
Conversion Multiple Threshold	1.17	x	1.17	x	NA	*	1.22	x	1.22	x

*	As the Second Note was immediately converted into equity upon purchase, the relevant assumptions are not applicable.

Schedule of Sensitivity Analysis

Sensitivity analysis of the Initial Note

	1.10x	1.17x	1.20x
As of December 10, 2025	10,613	11,124	11,415
As of December 31, 2025	10,478	11,126	11,415

*	As of June 30, 2026, the First Note had been fully converted into equity. Therefore, there was no outstanding balance of the First Note as of June 30, 2026, and no sensitivity analysis was required.

Sensitivity analysis of the Third Note

	1.20x	1.22x	1.30x
As of June 5, 2026	2,763	2,924	3,026
AS of June 30, 2026	2,983	2,985	3,005